                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)

                                February 1, 2007


Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Government Securities Fund --
        Rule 497(j) Filing (File Nos. 2-90482 and 811-4003)

Ladies and Gentlemen:

        Van Kampen Government Securities Fund filed via EDGAR on January 26, 2007 an electronically signed copy of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Class A Shares, Class B Shares, and Class C Shares Prospectus and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The Class I Shares Prospectus has been filed under separate cover.

        Should the staff have any questions regarding the foregoing, please do not hesitate to call the undersigned at (630) 684-6301 or Chuck Taylor at (312) 407-0863.


                                Very truly yours,

                                /s/ Elizabeth Nelson
                                ------------------------
                                Elizabeth Nelson
                                Assistant Secretary